Fair value of assets and liabilities - Key Unobservable Inputs (Details)	Dec. 31, 2022 USD ($) Y	Dec. 31, 2021 USD ($) Y	Dec. 31, 2020 USD ($) Y
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Asset (liability) fair value	$ 3,563,291,000	$ 2,954,177,000	$ 2,336,651,000
Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Asset (liability) fair value	3,408,188,000	2,778,841,000	2,320,057,000
Capital Provision Assets | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets	$ 3,061,594,000	$ 2,442,380,000	$ 2,202,100,000
Capital Provision Assets | Level 3 | Discount rate | Discounted cash flow | Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input	0.058	0.039	0.038
Capital Provision Assets | Level 3 | Discount rate | Discounted cash flow | Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input	0.079	0.066	0.060
Capital Provision Assets | Level 3 | Discount rate | Discounted cash flow | Weighted Average
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input	0.073	0.058	0.050
Capital Provision Assets | Level 3 | Duration (years) | Discounted cash flow | Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input | Y	0.2	0.2	0.5
Capital Provision Assets | Level 3 | Duration (years) | Discounted cash flow | Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input | Y	8.2	8.3	9.3
Capital Provision Assets | Level 3 | Duration (years) | Discounted cash flow | Weighted Average
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input | Y	3.4	4.4	5.3
Capital Provision Assets | Level 3 | Adjusted risk premium | Discounted cash flow | Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input	0.000	0.000	0.000
Capital Provision Assets | Level 3 | Adjusted risk premium | Discounted cash flow | Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input	0.942	0.973	0.993
Capital Provision Assets | Level 3 | Adjusted risk premium | Discounted cash flow | Weighted Average
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input	0.381	0.360	0.348
Capital Provision Assets | Level 3 | Significant ruling or other objective event prior to trial court judgement | Positive fair value adjustments | Discounted cash flow | Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input	0.05	0.05	0.05
Capital Provision Assets | Level 3 | Significant ruling or other objective event prior to trial court judgement | Positive fair value adjustments | Discounted cash flow | Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input	0.40	0.40	0.40
Capital Provision Assets | Level 3 | Significant ruling or other objective event prior to trial court judgement | Positive fair value adjustments | Discounted cash flow | Weighted Average
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input	0.20	0.22	0.33
Capital Provision Assets | Level 3 | Significant ruling or other objective event prior to trial court judgement | Negative fair value adjustments | Discounted cash flow | Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input	(0.10)	(0.60)	(0.60)
Capital Provision Assets | Level 3 | Significant ruling or other objective event prior to trial court judgement | Negative fair value adjustments | Discounted cash flow | Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input	(0.60)	(0.60)	(0.60)
Capital Provision Assets | Level 3 | Significant ruling or other objective event prior to trial court judgement | Negative fair value adjustments | Discounted cash flow | Weighted Average
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input	(0.13)	(0.60)	(0.60)
Capital Provision Assets | Level 3 | Trial court judgement or tribunal award | Positive fair value adjustments | Discounted cash flow | Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input	0.04	0.50	0.20
Capital Provision Assets | Level 3 | Trial court judgement or tribunal award | Positive fair value adjustments | Discounted cash flow | Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input	0.60	0.60	0.60
Capital Provision Assets | Level 3 | Trial court judgement or tribunal award | Positive fair value adjustments | Discounted cash flow | Weighted Average
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input	0.53	0.58	0.51
Capital Provision Assets | Level 3 | Trial court judgement or tribunal award | Negative fair value adjustments | Discounted cash flow | Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input	(0.55)	(0.55)	(0.50)
Capital Provision Assets | Level 3 | Trial court judgement or tribunal award | Negative fair value adjustments | Discounted cash flow | Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input	(0.60)	(0.60)	(0.50)
Capital Provision Assets | Level 3 | Trial court judgement or tribunal award | Negative fair value adjustments | Discounted cash flow | Weighted Average
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input	(0.56)	(0.56)	(0.50)
Capital Provision Assets | Level 3 | Appeal judgement | Positive fair value adjustments | Discounted cash flow | Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input	0.60	0.52	0.80
Capital Provision Assets | Level 3 | Appeal judgement | Positive fair value adjustments | Discounted cash flow | Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input	0.80	0.80	0.80
Capital Provision Assets | Level 3 | Appeal judgement | Positive fair value adjustments | Discounted cash flow | Weighted Average
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input	0.67	0.58	0.80
Capital Provision Assets | Level 3 | Appeal judgement | Negative fair value adjustments | Discounted cash flow | Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input	(0.80)	(0.80)	(0.80)
Capital Provision Assets | Level 3 | Appeal judgement | Negative fair value adjustments | Discounted cash flow | Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input	(0.80)	(0.80)	(0.82)
Capital Provision Assets | Level 3 | Appeal judgement | Negative fair value adjustments | Discounted cash flow | Weighted Average
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input	(0.80)	(0.80)	(0.80)
Capital Provision Assets | Level 3 | Exhaustion of as-of-right appeals | Positive fair value adjustments | Discounted cash flow | Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input			0.80
Capital Provision Assets | Level 3 | Exhaustion of as-of-right appeals | Positive fair value adjustments | Discounted cash flow | Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input			0.80
Capital Provision Assets | Level 3 | Exhaustion of as-of-right appeals | Positive fair value adjustments | Discounted cash flow | Weighted Average
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input			0.80
Capital Provision Assets | Level 3 | Asset Freeze | Positive fair value adjustments | Discounted cash flow | Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input	0.20	0.20	0.20
Capital Provision Assets | Level 3 | Asset Freeze | Positive fair value adjustments | Discounted cash flow | Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input	0.20	0.20	0.50
Capital Provision Assets | Level 3 | Asset Freeze | Positive fair value adjustments | Discounted cash flow | Weighted Average
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input	0.20	0.20	0.41
Capital Provision Assets | Level 3 | Settlement | Positive fair value adjustments | Discounted cash flow | Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input	0.40	0.10	0.40
Capital Provision Assets | Level 3 | Settlement | Positive fair value adjustments | Discounted cash flow | Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input	0.80	0.80	0.80
Capital Provision Assets | Level 3 | Settlement | Positive fair value adjustments | Discounted cash flow | Weighted Average
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input	0.76	0.69	0.74
Capital Provision Assets | Level 3 | Portfolios with multiple factors | Positive fair value adjustments | Discounted cash flow | Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input	0.01	0.01	0.04
Capital Provision Assets | Level 3 | Portfolios with multiple factors | Positive fair value adjustments | Discounted cash flow | Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input	1	1	1
Capital Provision Assets | Level 3 | Portfolios with multiple factors | Positive fair value adjustments | Discounted cash flow | Weighted Average
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input	0.14	0.12	0.11
Capital Provision Assets | Level 3 | Portfolios with multiple factors | Negative fair value adjustments | Discounted cash flow | Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input	(0.50)	(0.50)
Capital Provision Assets | Level 3 | Portfolios with multiple factors | Negative fair value adjustments | Discounted cash flow | Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input	(0.50)	(0.82)
Capital Provision Assets | Level 3 | Portfolios with multiple factors | Negative fair value adjustments | Discounted cash flow | Weighted Average
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input	(0.50)	(0.54)
Capital Provision Assets | Level 3 | Other | Positive fair value adjustments | Discounted cash flow | Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input	1	1	1
Capital Provision Assets | Level 3 | Other | Positive fair value adjustments | Discounted cash flow | Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input	1	1	1
Capital Provision Assets | Level 3 | Other | Positive fair value adjustments | Discounted cash flow | Weighted Average
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input	1	1	1
Portfolio with equity risk | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity securities	$ 116,759,000	$ 235,212,000
Portfolio with equity risk | Level 3 | Discount rate | Discounted cash flow | Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity securities, Measurement input	0.165	0.129
Portfolio with equity risk | Level 3 | Discount rate | Discounted cash flow | Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity securities, Measurement input	0.165	0.129
Portfolio with equity risk | Level 3 | Discount rate | Discounted cash flow | Weighted Average
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity securities, Measurement input	0.165	0.129
Portfolio with equity risk | Level 3 | Duration (years) | Discounted cash flow | Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity securities, Measurement input | Y	1.8	0.8
Portfolio with equity risk | Level 3 | Duration (years) | Discounted cash flow | Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity securities, Measurement input | Y	3.8	5.8
Portfolio with equity risk | Level 3 | Duration (years) | Discounted cash flow | Weighted Average
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity securities, Measurement input | Y	2.8	3.2
Portfolio with equity risk | Level 3 | Conversion ratio | Discounted cash flow | Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity securities, Measurement input	2.6	5.4
Portfolio with equity risk | Level 3 | Conversion ratio | Discounted cash flow | Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity securities, Measurement input	2.6	5.4
Portfolio with equity risk | Level 3 | Conversion ratio | Discounted cash flow | Weighted Average
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity securities, Measurement input	2.6	5.4
Due from settlement of capital provision assets | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity securities	$ 116,582,000	$ 86,311,000	$ 30,708,000
Due from settlement of capital provision assets | Level 3 | Measurement Input, Collection Risk [Member] | Discounted cash flow | Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity securities, Measurement input	0	0	0
Due from settlement of capital provision assets | Level 3 | Measurement Input, Collection Risk [Member] | Discounted cash flow | Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity securities, Measurement input	1	0	0
Due from settlement of capital provision assets | Level 3 | Measurement Input, Collection Risk [Member] | Discounted cash flow | Weighted Average
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity securities, Measurement input	0	0	0
Complex strategies (Strategic Value Fund)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity securities	$ 12,657,000	$ 12,855,000	$ 85,166,000
Complex strategies (Strategic Value Fund) | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets		14,938,000	87,249,000
Equity securities	12,657,000	12,855,000	85,166,000
Litigation finance (BOF-C)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity securities	536,575,000	329,360,000	184,592,000
Litigation finance (BOF-C) | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity securities	526,575,000	$ 329,360,000	$ 184,592,000
Litigation finance (Advantage fund)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity securities	100,596,000
Litigation finance (Advantage fund) | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity securities	$ 100,596,000
Litigation finance (Advantage fund) | Level 3 | Discount rate | Discounted cash flow | Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity securities, Measurement input	0.073
Litigation finance (Advantage fund) | Level 3 | Discount rate | Discounted cash flow | Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity securities, Measurement input	0.074
Litigation finance (Advantage fund) | Level 3 | Discount rate | Discounted cash flow | Weighted Average
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity securities, Measurement input	0.074
Litigation finance (Advantage fund) | Level 3 | Duration (years) | Discounted cash flow | Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity securities, Measurement input | Y	0.7
Litigation finance (Advantage fund) | Level 3 | Duration (years) | Discounted cash flow | Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity securities, Measurement input | Y	3.7
Litigation finance (Advantage fund) | Level 3 | Duration (years) | Discounted cash flow | Weighted Average
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity securities, Measurement input | Y	2.5